Organization and Description of Business (Details 2) (USD $)	1 Months Ended	12 Months Ended		0 Months Ended	10 Months Ended	12 Months Ended	0 Months Ended			10 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Nov. 15, 2011	Nov. 17, 2011 Fund I as related party	Nov. 15, 2011 Fund I (as predecessor)	Dec. 31, 2010 Fund I (as predecessor)	Nov. 17, 2011 Acquisition of the Partnership Properties in connection with the IPO Fund I as related party	Nov. 17, 2011 Acquisition of the Partnership Properties in connection with the IPO Fund I as related party Common Units	Nov. 17, 2011 Acquisition of the Partnership Properties in connection with the IPO Fund I as related party Subordinated Units	Nov. 15, 2011 Acquisition of the Partnership Properties in connection with the IPO Fund I (as predecessor)	Jun. 02, 2012 Acquisition of the Transferred Properties from Fund I Fund I as related party	Jun. 30, 2013 Acquisition of oil and natural gas properties located in the mid-continent region in Oklahoma Fund I as related party Subsequent event	Jan. 03, 2013 Acquisition of oil and natural gas properties located in the mid-continent region in Oklahoma Fund I as related party Subsequent event	Apr. 01, 2013 Acquisition of oil and natural gas properties located in the mid-continent region in Oklahoma Fund II as related party Subsequent event
Acquisitions and Divestitures
Purchase price											$ 65,100,000	$ 400,000	$ 21,000,000	$ 38,200,000
Percentage of ownership held prior to the IPO in the properties conveyed to the entity in connection with the IPO										100.00%
Capital units issued as consideration for properties conveyed								5,049,600	6,720,000
Cash distributions and payments to predecessor	311,200,000	37,262,000		289,900,000	43,353,000	120,896,000	311,200,000
Assumption of debt as consideration for properties conveyed							27,300,000
Net assets conveyed to the Partnership
Property and equipment, net	518,580,000	515,788,000					400,056,000				60,365,000		23,998,000	36,586,000
Derivative instruments							36,705,000
Oil and natural gas commodity hedge contracts													1,742,000	386,000
Asset retirement obligations and other liabilities											(1,043,000)		1,067,000	990,000
TOTAL ASSETS	579,934,000	565,470,000					436,761,000
Long-term debt	155,800,000	228,000,000					27,251,000
Derivative instruments							476,000
Asset retirement obligations	26,353,000	34,091,000	25,809,000		25,345,000	24,296,000	22,673,000
Total liabilities	189,784,000	274,694,000					50,400,000
Net assets							$ 386,361,000				$ 59,322,000		$ 24,673,000	$ 35,982,000